Segmental analysis - Capital expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 40,752	£ 40,748	£ 35,828
Capital expenditure	4,074	3,735	3,327
Depreciation and amortisation	(1,530)	(1,481)	(1,311)
Property Plant and Equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	39,853	39,825	35,074
Capital expenditure	3,901	3,507	3,130
Depreciation and amortisation	(1,392)	(1,348)	(1,207)
Intangible Assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	899	923	754
Capital expenditure	173	228	197
Depreciation and amortisation	(138)	(133)	(104)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	18,772	18,102	17,491
Capital expenditure	1,527	1,357	1,386
Depreciation and amortisation	(804)	(753)	(715)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	21,980	22,646	18,337
Capital expenditure	2,547	2,378	1,941
Depreciation and amortisation	(726)	(728)	(596)
NG Ventures
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	1,454	1,432	1,482
Capital expenditure	186	98	93
Depreciation and amortisation	(143)	(143)	(144)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	13,028	12,515	11,907
Capital expenditure	999	1,027	1,084
Depreciation and amortisation	(475)	(421)	(390)
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	4,280	4,165	4,140
Capital expenditure	310	214	186
Depreciation and amortisation	(194)	(186)	(178)
Operating segments | US Regulated
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	20,953	21,638	17,490
Capital expenditure	2,424	2,247	1,856
Depreciation and amortisation	(635)	(642)	(535)
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	2,491	2,430	2,291
Capital expenditure	341	247	201
Depreciation and amortisation	£ (226)	£ (232)	£ (208)